Debentures (Details) € / shares in Units, ₪ / shares in Units, ₪ in Thousands, $ in Thousands						1 Months Ended								12 Months Ended
	Feb. 01, 2023 EUR (€)	Feb. 01, 2023 ILS (₪)	Aug. 17, 2022 USD ($)	Jun. 06, 2022	Feb. 23, 2021 EUR (€) € / shares	Oct. 31, 2021 EUR (€)	Oct. 31, 2021 ILS (₪)	Feb. 23, 2021 EUR (€) € / shares	Feb. 23, 2021 ILS (₪)	Oct. 26, 2020 EUR (€)	Oct. 26, 2020 ILS (₪)	Jul. 25, 2019 EUR (€)	Jul. 25, 2019 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)	Feb. 01, 2023 ILS (₪)	Oct. 31, 2021 ILS (₪) ₪ / shares	Jun. 25, 2021 EUR (€)	Feb. 23, 2021 USD ($)	Feb. 23, 2021 ILS (₪) ₪ / shares	Oct. 26, 2020 ILS (₪)	Jul. 25, 2019 ILS (₪)
Series C Debentures [Member]
Debentures [Line items]
Aggregate princiipal amount					€ 25,442,000	€ 32,100,000		€ 25,442,000		€ 38,500,000		€ 22,690,000
Gross proceeds from offering						€ 32,529,000				41,100,000
Net proceeds from offering								€ 25,534,000		€ 40,300,000		€ 22,317,000
Principal amount of each unit comprised (in New Shekels) | ₪																	₪ 1
Debenture issued per unit price (in New Shekels per share) | ₪ / shares																	₪ 1.0135
Aggregate repayment of debenture (in Dollars) | $			$ 3,800
Debentures payable term														The principal amount of Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures originally bore a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive).
Annual interest rate				0.25%
Percentage of distributable profit														75.00%	75.00%
Liabilities amount (in Euro)														€ 2,000
Series C Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Fixed interest rate				3.30%	0.25%			0.25%						0.25%	0.25%				0.25%	0.25%
Series C Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Fixed interest rate				3.55%										0.50%	0.50%
Series C Debentures [Member] | Israel, New Shekels
Debentures [Line items]
Aggregate princiipal amount | ₪																	₪ 120,000			₪ 100,939	₪ 154,000	₪ 89,065
Gross proceeds from offering | ₪							₪ 121,600		₪ 102,400		₪ 164,200		₪ 89,065
Net proceeds from offering | ₪									₪ 101,500		₪ 162,400		₪ 87,600
Notional amount (in New Shekels) | ₪															₪ 100,000
Series One Options Member | Israel, New Shekels
Debentures [Line items]
Aggregate princiipal amount | ₪																					₪ 385,000
Series D Debentures [Member]
Debentures [Line items]
Aggregate princiipal amount					€ 15,627,000			€ 15,627,000
Net proceeds from offering								€ 15,577,000
Debentures payable term					The principal amount of the Series D Convertible Debentures is repayable in one installment on December 31, 2026. The Series D Convertible Debentures bear a fixed interest at the rate of 1.2% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing June 30, 2021, through December 31, 2026 (inclusive).
Fixed interest rate					1.20%			1.20%											1.20%	1.20%
Equity (in Euro)					€ 70,000,000			€ 70,000,000										€ 50,000,000
Amount of immediate repayment provision (in Euro)					€ 75,000			€ 75,000										€ 60,000
Debentures Convertible Into Ordinary Shares Par Value Per Share (in New Shekels per share) | (per share)					€ 41.6			€ 41.6												₪ 165
Debt Instrument Conversion Price | € / shares					€ 41.6			€ 41.6
Long Term Liabilities Recognized In Connection With Convertible Debt					€ 1,890,000			€ 1,890,000
Liabilities amount (in Euro)														€ 82,000
Interest rate								0.75%	0.75%
Amount Of Expansion Of Aggregate Par Value Of Debentures (in New Shekels) | ₪									₪ 200,000
Series D Debentures [Member] | Israel, New Shekels
Debentures [Line items]
Aggregate princiipal amount | ₪																				₪ 62,000
Gross proceeds from offering | ₪									62,600
Net proceeds from offering | ₪									₪ 61,800
Debentures Convertible Into Ordinary Shares Par Value Per Share (in New Shekels per share) | ₪ / shares																				₪ 10
Debt Instrument Conversion Price | ₪ / shares																				₪ 165
Long Term Liabilities Recognized In Connection With Convertible Debt | ₪																				₪ 7,504
Series E Debentures [Member]
Debentures [Line items]
Aggregate princiipal amount	€ 58,500,000															₪ 220,000
Net proceeds from offering	€ 56,000,000	₪ 218,000
Fixed interest rate	6.05%															6.05%
Equity (in Euro)	€ 75,000,000
Amount of immediate repayment provision (in Euro)	€ 80
Percentage of distributable profit	60.00%															60.00%
Series E Debentures [Member] | Bottom of Range [Member]
Debentures [Line items]
Annual interest rate	0.25%	0.25%
Series E Debentures [Member] | Top of Range [Member]
Debentures [Line items]
Annual interest rate	0.75%	0.75%
Series E Debentures [Member] | Ellomay Luzon Energy [Member]
Debentures [Line items]
Ownership percentage	50.00%	50.00%
Series E Debentures [Member] | Dorad [Member]
Debentures [Line items]
Ownership percentage	18.75%	18.75%
Net Financial Debt [Member] | Series C Debentures [Member]
Debentures [Line items]
Percentage of equity on consolidated basis														60.00%	60.00%
Net Financial Debt [Member] | Series D Debentures [Member]
Debentures [Line items]
Percentage of immediate repayment provision								68.00%	68.00%			67.50%	67.50%
Percentage of interest increase provision								60.00%	60.00%			60.00%	60.00%
Percentage of equity on consolidated basis					60.00%			60.00%											60.00%	60.00%
Equity rate (in Dollars) | $																			$ 85,000
Net Financial Debt [Member] | Series E Debentures [Member]
Debentures [Line items]
Percentage of immediate repayment provision	65.00%	65.00%
Percentage of interest increase provision	60.00%	60.00%
Percentage of equity on consolidated basis	60.00%															60.00%
Company Balance Sheet [Member] | Series D Debentures [Member]
Debentures [Line items]
Equity (in Euro)														€ 70,000,000
Company Balance Sheet [Member] | Series E Debentures [Member]
Debentures [Line items]
Equity (in Euro)	€ 90,000,000